Committments, Contingencies and Other Matters (Details Textual) (USD $)	1 Months Ended	6 Months Ended		12 Months Ended					12 Months Ended
	Jul. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 28, 2011	Feb. 28, 2011 Factoring Agreement [Member]	Dec. 31, 2010 Legal Matters [Member]	Dec. 22, 2010 Legal Matters [Member]
Operating Lease Expire Term		2017		2015
Operating Leases, Rent Expense, Net		$ 298,887	$ 117,247	$ 337,584	$ 154,155
Accrued Payroll Taxes		87,339		143,000	168,000
Product Liability Insurance Deduction		10,000		10,000
Aggregate Product Liability Retained Loss		5,000,000		5,000,000
Litigation Settlement, Amount						96,783
Loss Contingency, Damages Paid, Value					10,000	25,000
Loss Contingency Settlement Agreement Remaining Balance						71,783
Loss Contingency Settlement Agreement Remaining Balance Including Fees And Interest							65,930
Common Stock, Shares, Issued		7,766,759		2,778,404	712,860			2,574
Common Stock Fair Value Disclosure								131,206
Sale of Stock, Price Per Share ( In Dollars Per Share)								$ 51.00		$ 41.14
Gain Loss On Settlement Of Accounts Payable	343,314				65,330
Number Of Sports Nutrition To Commence Litigation					200 sports nutrition
Loss Contingency, Damages Sought, Value				52,000	121,500
Stock Issued During Period, Shares, New Issues									16,456
Stock Issued During Period, Value, New Issues				1,107,718					676,980
Settlement Of Outstanding Accounts Payable	333,666
Contract Expiration Description				expiring through 2013
Sponsorship And Endorsement Contract Liabilities				$ 2,761,950